INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 28, 2013
Investment Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 14,603
Tax credit carryforwards, expiration dates	Dec. 31, 2021
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	2,334
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Transitional Tax Credit [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	1,079
Tax credit carryforwards, expiration dates	Dec. 31, 2014
United States Tax Authority (IRS) [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	8,781
Tax credit carryforwards	36,518
United States Tax Authority (IRS) [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration dates	2021
Tax years under examination	2010
United States Tax Authority (IRS) [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration dates	2032
Tax years under examination	2013
Canadien Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	72,257
Tax credit carryforwards	16,337
Canadien Tax Authority [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration dates	2029
Tax years under examination	2006
Canadien Tax Authority [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration dates	2032
Tax years under examination	2013
Luxembourg [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	$ 33,018